EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Defined Benefit Plans Change In Benefit Obligation And Fair Value Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Change In Benefit Obligation And Fair Value Of Plan Assets
PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Pension benefits		Other postretirementbenefits
	2014	2013	2014	2013
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$3,459	$3,804	$973	$1,115
Service cost	101	109	24	28
Interest cost	161	148	49	44
Contributions from plan participants	―	―	17	16
Actuarial loss (gain)	441	(371)	105	(177)
Benefit payments	(217)	(293)	(58)	(55)
Plan amendments	4	67	1	(3)
Special termination benefits	―	―	5	5
Settlements and curtailments	(110)	(5)	(1)	―
Net obligation at December 31	3,839	3,459	1,115	973

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	2,789	2,558	1,012	873
Actual return on plan assets	217	396	67	151
Employer contributions	128	133	16	27
Contributions from plan participants	―	―	17	16
Benefit payments	(217)	(293)	(58)	(55)
Settlements	(110)	(5)	―	―
Fair value of plan assets at December 31	2,807	2,789	1,054	1,012
Funded status at December 31	$(1,032)	$(670)	$(61)	$39
Net recorded (liability) asset at December 31	$(1,032)	$(670)	$(61)	$39

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SAN DIEGO GAS & ELECTRIC COMPANY
(Dollars in millions)
	Pension benefits		Other postretirementbenefits
	2014	2013	2014	2013
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$939	$1,067	$171	$185
Service cost	30	32	7	8
Interest cost	43	41	9	8
Contributions from plan participants	―	―	6	6
Actuarial loss (gain)	101	(66)	15	(19)
Benefit payments	(25)	(89)	(13)	(12)
Special termination benefits	―	―	5	2
Settlements	(87)	(4)	―	―
Transfer of liability from (to) other plans	10	(42)	―	(7)
Net obligation at December 31	1,011	939	200	171

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	819	781	146	126
Actual return on plan assets	63	117	11	18
Employer contributions	56	51	14	14
Contributions from plan participants	―	―	6	6
Benefit payments	(25)	(89)	(13)	(12)
Settlements	(87)	(4)	―	―
Transfer of assets from (to) other plans	2	(37)	―	(6)
Fair value of plan assets at December 31	828	819	164	146
Funded status at December 31	$(183)	$(120)	$(36)	$(25)
Net recorded liability at December 31	$(183)	$(120)	$(36)	$(25)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SOUTHERN CALIFORNIA GAS COMPANY
(Dollars in millions)
	Pension benefits		Other postretirementbenefits
	2014	2013	2014	2013
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$2,110	$2,299	$753	$873
Service cost	60	67	16	17
Interest cost	100	90	38	34
Contributions from plan participants	―	―	11	10
Actuarial loss (gain)	300	(285)	90	(151)
Benefit payments	(163)	(169)	(43)	(40)
Plan amendments	―	66	1	1
Special termination benefits	―	―	―	2
Settlements	(10)	―	―	―
Transfer of liability from other plans	1	42	―	7
Net obligation at December 31	2,398	2,110	866	753

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	1,758	1,581	848	732
Actual return on plan assets	138	250	54	131
Employer contributions	39	59	―	9
Contributions from plan participants	―	―	11	10
Benefit payments	(163)	(169)	(43)	(40)
Settlements	(10)	―	―	―
Transfer of assets from other plans	1	37	―	6
Fair value of plan assets at December 31	1,763	1,758	870	848
Funded status at December 31	$(635)	$(352)	$4	$95
Net recorded (liability) asset at December 31	$(635)	$(352)	$4	$95

Schedule Of Defined Benefit Plans Amounts Recognized In Balance Sheet [Abstract]
Schedule Of Defined Benefit Plans, Amounts Recognized In Balance Sheet
PENSION AND OTHER POSTRETIREMENT BENEFIT OBLIGATIONS, NET OF PLAN ASSETS AT DECEMBER 31
(Dollars in millions)
	Pension benefits				Other postretirementbenefits
	2014		2013		2014		2013
Sempra Energy Consolidated:
Noncurrent assets	$	―	$	―		$4		$95
Current liabilities		(33)		(59)		―		―
Noncurrent liabilities		(999)		(611)		(65)		(56)
Net recorded (liability) asset		$(1,032)		$(670)		$(61)		$39
SDG&E:
Current liabilities		$(3)		$(13)	$	―	$	―
Noncurrent liabilities		(180)		(107)		(36)		(25)
Net recorded liability		$(183)		$(120)		$(36)		$(25)
SoCalGas:
Noncurrent assets	$	―	$	―		$4		$95
Current liabilities		(2)		(13)		―		―
Noncurrent liabilities		(633)		(339)		―		―
Net recorded (liability) asset		$(635)		$(352)		$4		$95

Schedule Of Defined Benefit Plans Amounts In Accumulated Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Amounts In Accumulated Other Comprehensive Income
AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension benefits		Other postretirementbenefits
	2014	2013	2014	2013
Sempra Energy Consolidated:
Net actuarial loss	$(82)	$(73)	$(1)	$	―
Prior service credit	(2)	―	―		―
Total	$(84)	$(73)	$(1)	$	―
SDG&E:
Net actuarial loss	$(13)	$(10)
Prior service credit	1	1
Total	$(12)	$(9)
SoCalGas:
Net actuarial loss	$(5)	$(5)
Prior service credit	1	1
Total	$(4)	$(4)

Schedule Of Defined Benefit Plans Accumulated Benefit Obligation [Abstract]
Schedule Of Defined Benefit Plans, Accumulated Benefit Obligation
ACCUMULATED BENEFIT OBLIGATION
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	2014	2013	2014	2013	2014	2013
Accumulated benefit obligation	$3,555	$3,254	$978	$923	$2,182	$1,944

Schedule Of Defined Benefit Plans Pension Plans With Benefit Obligations In Excess Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Pension Plans With Benefit Obligations In Excess Of Plan Assets
OBLIGATIONS OF FUNDED PENSION PLANS
(Dollars in millions)
	2014	2013
Sempra Energy Consolidated:
Projected benefit obligation	$3,592	$3,212
Accumulated benefit obligation	3,343	3,027
Fair value of plan assets	2,807	2,789
SDG&E:
Projected benefit obligation	$964	$899
Accumulated benefit obligation	937	886
Fair value of plan assets	828	819
SoCalGas:
Projected benefit obligation	$2,379	$2,085
Accumulated benefit obligation	2,166	1,920
Fair value of plan assets	1,763	1,758

Schedule Of Defined Benefit Plans Net Periodic Benefit Cost And Amounts Recognized In Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Income
NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2014	2013	2012	2014	2013	2012
NET PERIODIC BENEFIT COST
Service cost	$101	$109	$90	$24	$28	$25
Interest cost	161	148	162	49	44	52
Expected return on assets	(171)	(162)	(155)	(63)	(58)	(53)
Amortization of:
Prior service cost (credit)	11	4	3	(5)	(4)	(4)
Actuarial loss	18	54	47	―	7	12
Settlement and curtailment charges	31	2	8	(1)	―	―
Special termination benefits	―	―	―	5	5	―
Regulatory adjustment	(31)	(20)	(29)	6	6	7
Total net periodic benefit cost	120	135	126	15	28	39

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME
Net loss (gain)	38	(30)	19	1	(8)	(6)
Prior service cost	4	1	―	―	―	―
Amortization of actuarial loss	(23)	(9)	(9)	―	(1)	―
Total recognized in other comprehensive income	19	(38)	10	1	(9)	(6)
Total recognized in net periodic benefit cost and other comprehensive income	$139	$97	$136	$16	$19	$33

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
SAN DIEGO GAS & ELECTRIC COMPANY
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2014	2013	2012	2014	2013	2012
NET PERIODIC BENEFIT COST
Service cost	$30	$32	$28	$7	$8	$7
Interest cost	43	41	45	9	8	9
Expected return on assets	(55)	(52)	(47)	(10)	(8)	(8)
Amortization of:
Prior service cost	2	2	2	2	4	4
Actuarial loss	4	14	14	―	―	―
Settlement charge	19	1	1	―	―	―
Special termination benefits	―	―	―	5	2	―
Regulatory adjustment	12	14	6	1	―	1
Total net periodic benefit cost	55	52	49	14	14	13

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME
Net loss (gain)	8	(2)	2	―	―	―
Amortization of actuarial loss	(3)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	5	(3)	1	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$60	$49	$50	$14	$14	$13

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
SOUTHERN CALIFORNIA GAS COMPANY
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2014	2013	2012	2014		2013	2012
NET PERIODIC BENEFIT COST
Service cost	$60	$67	$53		$16	$17	$16
Interest cost	100	90	99		38	34	41
Expected return on assets	(104)	(98)	(96)		(51)	(48)	(44)
Amortization of:
Prior service cost (credit)	9	2	2		(8)	(8)	(7)
Actuarial loss	6	31	23		―	6	11
Settlement charge	4	―	1		―	―	―
Special termination benefits	―	―	―		―	2	―
Regulatory adjustment	(43)	(34)	(36)		5	6	5
Total net periodic benefit cost	32	58	46		―	9	22

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME
Net loss (gain)	5	3	(4)		―	―	―
Amortization of actuarial loss	(5)	(1)	(1)		―	―	―
Total recognized in other comprehensive income	―	2	(5)		―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$32	$60	$41	$	―	$9	$22

Schedule Of Defined Benefit Plans Assumptions Used In Calculations [Abstract]
Schedule Of Assumptions Used [Text Block]
WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATION AT DECEMBER 31

	Pension benefits		Other postretirement benefits
	2014	2013	2014	2013
Sempra Energy Consolidated:
Discount rate	4.09%	4.84%	4.15%	4.95%
Rate of compensation increase	3.50-10.00	3.50-10.00	3.50-10.00	3.50-10.00
SDG&E:
Discount rate	4.00%	4.69%	4.15%	5.00%
Rate of compensation increase	3.50-10.00	3.50-10.00	3.50-10.00	3.50-10.00
SoCalGas:
Discount rate	4.15%	4.94%	4.15%	4.95%
Rate of compensation increase	3.50-10.00	3.50-10.00	3.50-10.00	3.50-10.00

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31

	Pension benefits			Other postretirement benefits
	2014	2013	2012	2014	2013	2012
Sempra Energy Consolidated:
Discount rate	4.85%	4.04%	4.40-5.05%	4.95%	4.09%	4.10-5.15%
Expected return on plan assets	7.00	7.00	7.00	6.97	6.96	6.96
Rate of compensation increase	3.50-10.00	3.50-9.50	3.50-8.50	3.50-10.00	3.50-9.50	3.50-9.50
SDG&E:
Discount rate	4.69%	3.94%	4.70-4.80%	5.00%	4.10%	5.05%
Expected return on plan assets	7.00	7.00	7.00	6.88	6.81	6.81
Rate of compensation increase	3.50-10.00	3.50-9.50	3.50-8.50	3.50-10.00	N/A	N/A
SoCalGas:
Discount rate	4.94%	4.10%	4.70-5.05%	4.95%	4.10%	5.15%
Expected return on plan assets	7.00	7.00	7.00	7.00	7.00	7.00
Rate of compensation increase	3.50-10.00	3.50-9.50	3.50-8.50	3.50-10.00	3.50-9.50	3.50-9.50

Schedule Of Defined Benefit Plans Assumed Health Care Cost Trend Rates [Abstract]
Schedule Of Health Care Cost Trend Rates [Text Block]
ASSUMED HEALTH CARE COST TREND RATES AT DECEMBER 31

	Other postretirement benefit plans(1)
	Pre-65 retirees			Retirees aged 65 years and older
	2014	2013	2012	2014	2013	2012
Health care cost trend rate assumed for next year	7.75%	8.25%	10.00%	5.25%	5.50%	8.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	5.00%	5.00%	5.00%	4.50%	4.50%	4.75%
Year the rate reaches the ultimate trend	2020	2020	2020	2020	2020	2020
(1)	Excludes Mobile Gas Plan. For Mobile Gas, the health care cost trend rate assumed for next year for all retirees was 7.75 percent, 7.50 percent and 8.00 percent in 2014, 2013 and 2012, respectively; the ultimate trend was 5.00 percent in 2014, 2013 and 2012; and the year the rate reaches the ultimate trend was 2020, 2019 and 2020 in 2014, 2013 and 2012, respectively.

EFFECT OF ONE-PERCENT CHANGE IN ASSUMED HEALTH CARE COST TREND RATES
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$7	$(5)	$1	$(1)	$5	$(4)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	86	(75)	9	(7)	74	(65)

Schedule Of Defined Benefit Plans Fair Value Of Plan Assets By Level In Fair Value Hierarchy [Abstract]
Schedule Of Defined Benefit Plans, Fair Value Of Plan Assets By Level In Fair Value Hierarchy
FAIR VALUE MEASUREMENTS — INVESTMENT ASSETS OF PENSION PLANS
(Dollars in millions)
	Fair value at December 31, 2014
	Level 1		Level 2		Level 3	Total
SDG&E:
Equity securities:
Domestic(1)	$307	$	―	$	―	$307
Foreign	186		―		―	186
Domestic preferred	―		1		―	1
Foreign preferred	1		―		―	1
Registered investment companies	40		―		―	40
Fixed income securities:
U.S. Treasury securities	38		―		―	38
Domestic municipal bonds	―		11		―	11
Foreign government bonds	―		12		―	12
Domestic corporate bonds(2)	―		117		―	117
Foreign corporate bonds	―		36		―	36
Common/collective trusts(3)	―		62		―	62
Registered investment companies	―		10		―	10
Other investments(4)	―		―		4	4
Total investment assets(5)	572		249		4	825

SoCalGas:
Equity securities:
Domestic(1)	651		―		―	651
Foreign	395		―		―	395
Domestic preferred	―		3		―	3
Foreign preferred	3		1		―	4
Registered investment companies	86		―		―	86
Fixed income securities:
U.S. Treasury securities	80		―		―	80
Domestic municipal bonds	―		24		―	24
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		249		―	249
Foreign corporate bonds	―		77		―	77
Common/collective trusts(3)	―		132		―	132
Registered investment companies	―		21		―	21
Other investments(4)	1		―		8	9
Total investment assets(6)	1,216		532		8	1,756

Other Sempra Energy:
Equity securities:
Domestic(1)	81		―		―	81
Foreign	49		―		―	49
Foreign preferred	―		1		―	1
Registered investment companies	10		―		―	10
Fixed income securities:
U.S. Treasury securities	9		―		―	9
Domestic municipal bonds	―		4		―	4
Foreign government bonds	―		3		―	3
Domestic corporate bonds(2)	―		30		―	30
Foreign corporate bonds	―		9		―	9
Common/collective trusts(3)	―		16		―	16
Registered investment companies	―		2		―	2
Other investments(4)	―		―		1	1
Total other Sempra Energy(7)	149		65		1	215
Total Sempra Energy Consolidated(8)	$1,937		$846		$13	$2,796
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.
(5)	Excludes cash and cash equivalents of $3 million at SDG&E.
(6)	Excludes cash and cash equivalents of $7 million at SoCalGas.
(7)	Excludes cash and cash equivalents of $1 million at Other Sempra Energy.
(8)	Excludes cash and cash equivalents of $11 million at Sempra Energy Consolidated.

FAIR VALUE MEASUREMENTS — INVESTMENT ASSETS OF PENSION PLANS
(Dollars in millions)
	Fair value at December 31, 2013
	Level 1		Level 2		Level 3	Total
SDG&E:
Equity securities:
Domestic(1)	$317	$	―	$	―	$317
Foreign	211		―		―	211
Foreign preferred	2		―		―	2
Registered investment companies	44		―		―	44
Fixed income securities:
U.S. Treasury securities	2		―		―	2
Domestic municipal bonds	―		11		―	11
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		152		―	152
Domestic partnership bonds(2)	―		1		―	1
Foreign corporate bonds	―		55		―	55
Common/collective trusts(3)	―		25		―	25
Other investments(4)	―		―		6	6
Total investment assets(5)	576		269		6	851

SoCalGas:
Equity securities:
Domestic(1)	637		―		―	637
Foreign	423		―		―	423
Foreign preferred	4		―		―	4
Registered investment companies	89		―		―	89
Fixed income securities:
U.S. Treasury securities	4		―		―	4
Domestic municipal bonds	―		21		―	21
Foreign government bonds	―		51		―	51
Domestic corporate bonds(2)	―		306		―	306
Domestic partnership bonds(2)	―		2		―	2
Foreign corporate bonds	―		110		―	110
Common/collective trusts(3)	―		50		―	50
Other investments(4)	―		―		13	13
Total investment assets(6)	1,157		540		13	1,710

Other Sempra Energy:
Equity securities:
Domestic(1)	79		―		―	79
Foreign	52		―		―	52
Registered investment companies	11		―		―	11
Fixed income securities:
U.S. Treasury securities	1		―		―	1
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		7		―	7
Domestic corporate bonds(2)	―		38		―	38
Foreign corporate bonds	―		13		―	13
Common/collective trusts(3)	―		5		―	5
Other investments(4)	―		―		2	2
Total other Sempra Energy(7)	143		66		2	211
Total Sempra Energy Consolidated(8)	$1,876		$875		$21	$2,772
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.
(5)	Excludes cash and cash equivalents of $5 million at SDG&E and transfers payable to other plans of $37 million.
(6)	Excludes cash and cash equivalents of $11 million at SoCalGas and transfers receivable from other plans of $37 million.
(7)	Excludes cash and cash equivalents of $1 million at Other Sempra Energy.
(8)	Excludes cash and cash equivalents of $17 million at Sempra Energy Consolidated.

FAIR VALUE MEASUREMENTS — INVESTMENT ASSETS OF OTHER POSTRETIREMENT BENEFIT PLANS
(Dollars in millions)
	Fair value at December 31, 2014
	Level 1		Level 2		Level 3	Total
SDG&E:
Equity securities:
Domestic(1)	$41	$	―	$	―	$41
Foreign	25		―		―	25
Registered investment companies	43		―		―	43
Fixed income securities:
U.S. Treasury securities	5		―		―	5
Domestic municipal bonds(2)	―		3		―	3
Domestic corporate bonds(3)	―		16		―	16
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		5		―	5
Common/collective trusts(4)	―		8		―	8
Registered investment companies	―		16		―	16
Total investment assets	114		50		―	164

SoCalGas:
Equity securities:
Domestic(1)	133		―		―	133
Foreign	81		―		―	81
Domestic preferred	―		1		―	1
Foreign preferred	1		―		―	1
Registered investment companies	45		―		―	45
Broad market funds	―		222		―	222
Fixed income securities:
U.S. Treasury securities	16		―		―	16
Domestic municipal bonds	―		5		―	5
Domestic corporate bonds(3)	―		61		―	61
Foreign government bonds	―		5		―	5
Foreign corporate bonds	―		25		―	25
Common/collective trusts(4)	―		265		―	265
Registered investment companies	―		6		―	6
Other investments(5)	―		―		2	2
Total investment assets(6)	276		590		2	868

Other Sempra Energy:
Equity securities:
Domestic(1)	6		―		―	6
Foreign	3		―		―	3
Registered investment companies	4		―		―	4
Fixed income securities:
U.S. Treasury securities	1		―		―	1
Domestic corporate bonds(3)	―		2		―	2
Common/collective trusts(4)	―		1		―	1
Registered investment companies	―		2		―	2
Total other Sempra Energy(7)	14		5		―	19
Total Sempra Energy Consolidated(8)	$404		$645		$2	$1,051
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of California municipalities held in SDG&E PBOP plan trusts.
(3)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(4)	Investment in common/collective trusts held in PBOP plan VEBA trusts.
(5)	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.
(6)	Excludes cash and cash equivalents of $2 million held in SoCalGas PBOP plan trusts.
(7)	Excludes cash and cash equivalents of $1 million held in Other Sempra Energy PBOP plan trusts.
(8)	Excludes cash and cash equivalents of $3 million at Sempra Energy Consolidated.

FAIR VALUE MEASUREMENTS — INVESTMENT ASSETS OF OTHER POSTRETIREMENT BENEFIT PLANS
(Dollars in millions)
	Fair value at December 31, 2013
	Level 1		Level 2		Level 3	Total
SDG&E:
Equity securities:
Domestic(1)	$37	$	―	$	―	$37
Foreign	25		―		―	25
Registered investment companies	43		―		―	43
Fixed income securities:
Domestic municipal bonds(2)	―		3		―	3
Domestic corporate bonds(3)	―		18		―	18
Foreign government bonds	―		3		―	3
Foreign corporate bonds	―		6		―	6
Common/collective trusts(4)	―		3		―	3
Registered investment companies	―		12		―	12
Other investments(5)	―		―		1	1
Total investment assets(6)	105		45		1	151

SoCalGas:
Equity securities:
Domestic(1)	128		―		―	128
Foreign	83		―		―	83
Foreign preferred	1		―		―	1
Registered investment companies	43		―		―	43
Broad market funds	―		220		―	220
Fixed income securities:
U.S. Treasury securities	1		―		―	1
Domestic municipal bonds	―		4		―	4
Domestic corporate bonds(3)	―		60		―	60
Foreign government bonds	―		10		―	10
Foreign corporate bonds	―		22		―	22
Common/collective trusts(4)	―		262		―	262
Registered investment companies	―		3		―	3
Other investments(5)	―		―		2	2
Total investment assets(7)	256		581		2	839

Other Sempra Energy:
Equity securities:
Domestic(1)	4		―		―	4
Foreign	4		―		―	4
Registered investment companies	4		―		―	4
Fixed income securities:
Domestic corporate bonds(3)	―		3		―	3
Foreign government bonds	―		1		―	1
Foreign corporate bonds	―		1		―	1
Registered investment companies	―		1		―	1
Total other Sempra Energy	12		6		―	18
Total Sempra Energy Consolidated(8)	$373		$632		$3	$1,008
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of California municipalities held in SDG&E PBOP plan trusts.
(3)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(4)	Investment in common/collective trusts held in PBOP plan VEBA trusts.
(5)	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.
(6)	Excludes cash and cash equivalents of $1 million held in SDG&E PBOP plan trusts and transfers payable to other plans of $6 million.
(7)	Excludes cash and cash equivalents of $3 million held in SoCalGas PBOP plan trusts and transfers receivable from other plans of $6 million.
(8)	Excludes cash and cash equivalents of $1 million and $3 million held in SDG&E and SoCalGas PBOP plan trusts, respectively.

Schedule Of Defined Benefit Plans Level 3 Investment Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Level 3 Investment Plan Assets
LEVEL 3 INVESTMENT ASSETS
(Dollars in millions)
	Pension plans					Other postretirement benefit plans
	Level 3 investment assets		% of total investment assets			Level 3 investment assets			% of total investment assets
	2014	2013	2014		2013	2014		2013	2014		2013
SDG&E	$4	$6	―	%	1%	$	―	$1	―	%	1%
SoCalGas	8	13	―		1		2	2	―		―
All other	1	2	―		1		―	―	―		―
Sempra Energy Consolidated	$13	$21	―		1		$2	$3	―		―

Schedule Of Defined Benefit Plans Level 3 Reconciliations [Abstract]
Schedule of Effect of Significant Unobservable Inputs Changes in Plan Assets [Text Block]
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private equity funds
		SDG&E	SoCalGas		All other	Sempra EnergyConsolidated
PENSION PLANS
Balance at January 1, 2013		$6	$13		$2	$21
Realized gains		1	2		―	3
Unrealized losses		(1)	(1)		―	(2)
Sales		―	(1)		―	(1)
Balance at December 31, 2013		6	13		2	21
Realized gains		1	2		―	3
Unrealized losses		(1)	(2)		―	(3)
Sales		(2)	(5)		(1)	(8)
Balance at December 31, 2014		$4	$8		$1	$13
OTHER POSTRETIREMENT BENEFIT PLANS
Balance at January 1 and December 31, 2013		$1	$2	$	―	$3
Unrealized losses		(1)	―		―	(1)
Balance at December 31, 2014	$	―	$2	$	―	$2

Schedule Of Defined Benefit Plans Estimated Future Employer Contributions In Next Fiscal Year [Abstract]
Schedule Of Defined Benefit Plans, Estimated Future Employer Contributions In Next Fiscal Year
EXPECTED CONTRIBUTIONS
(Dollars in millions)
	Sempra Energy
	Consolidated	SDG&E	SoCalGas
Pension plans	$31	$3	$2
Other postretirement benefit plans	11	9	―

Schedule Of Defined Benefit Plans Estimated Future Benefit Payments [Abstract]
Schedule Of Expected Benefit Payments [Text Block]
EXPECTED BENEFIT PAYMENTS
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	postretirement	Pension	postretirement	Pension	postretirement
	benefits	benefits	benefits	benefits	benefits	benefits
2015	$349	$50	$92	$9	$215	$39
2016	333	55	86	10	211	42
2017	321	58	87	11	205	45
2018	313	63	83	11	200	48
2019	301	66	80	12	190	50
2020-2024	1,311	346	360	64	813	264

Schedule Of Defined Benefit Plans Contributions To Savings Plans [Abstract]
Schedule Of Defined Benefit Plans, Contributions To Savings Plans
CONTRIBUTIONS TO SAVINGS PLANS
(Dollars in millions)
	2014	2013	2012
Sempra Energy Consolidated	$38	$35	$34
SDG&E	15	14	16
SoCalGas	18	17	15